Equity (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 € / shares	Dec. 31, 2020 € / shares
Equity (Details) [Line Items]
Ordinary shares authorized | shares		45,000,000
Vote per share		one
Common share per value | (per share)	$ 5				€ 0.01	€ 1
Ordinary share issued | shares		1,725,000
Gross proceeds from issued shares | $		$ 25,900,000
Proceeds net of offering expenses | $		23,900,000
Cash exercise warrant | $		$ 382,500
Common share issued | shares			6,000,000
Sold shares | shares			3,510,000
Gross proceeds | $			$ 2,200,000
Initial public offering shares | shares	2,300,000
Net of fees and expenses | $	$ 10,425,160
Conversion of debt | shares		392,757
Conversion of debt | $		$ 515,872
Warrants issued | shares			3,755,000
Underwriting warrants | shares			140,000
Underwriting warrant in amount | $			$ 754,286
Ordinary shares | shares		500,000	2,300,000
Granted shares | shares		894,500	1,504,650
Stock options | $		$ 6,494,112	$ 13,968,627
Share-based compensation | $		8,917,237	6,430,158
Unamortized expense | $		$ 5,115,344	$ 7,538,469
Ordinary shares at market prices		3.00%
Exercise warrants [Member]
Equity (Details) [Line Items]
Ordinary share issued | shares		821,456
Cash exercise warrant | $		$ 382,500
Ordinary shares [member]
Equity (Details) [Line Items]
Ordinary share issued | shares		73,000
Cash exercise warrant | $		$ 906,920